INCOME TAXES	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 12 – INCOME TAXES

The components of the provision (benefit) for income taxes for the years ended December 31, 2023, 2022 and 2021 are as follows:

	December 31, 2023	December 31, 2022	December 31, 2021
Current:
Federal	-	-
State	16,625	41,401
Foreign	88,323	49,110	40,264
Total Current	104,948	90,511	40,264

Deferred:
Federal	-	-
State	-	-
Total Deferred	-	-	-

Income tax expense	104,948	90,511	40,264

The Company’s provision for income taxes for the years ended December 31, 2023, 2022 and 2021 is based on the annual effective tax rate, plus discrete items. The following table presents the provision for income taxes and the effective tax rates for and years ended December 31, 2023, 2022 and 2021:

	December 31, 2023	December 31, 2022	December 31, 2021
Loss before income tax provision	(9,222,658)	(8,096,671)	(8,160,541)
Income tax provision	104,948	90,511	40,264
Effective tax rate	-1.14%	-1.1%	-0.5%

For the years ended December 31, 2023, 2022 and 2021, the difference between the Company’s effective tax rate and the federal statutory tax rate of 21% relates to permanent differences, state and local income taxes, a net increase in the valuation allowances, and other discrete items.

The following is a reconciliation of the income tax at the federal statutory rate to the Company’s provision (benefit) for income taxes for the years ended December 31, 2023, 2022 and 2021:

	December 31, 2023		December 31, 2022		December 31, 2021
Income tax expense at federal statutory rate	$(1,936,758)	21.0%	$(1,700,301)	21.0%	$(1,713,714)	21.0%
State and local income taxes net of federal tax benefit	(24,108)	-0.2%	(17,442)	0.2%	(21,754)	0.3%
Return to provision adjustments	(205,230)	2.2%	911,500	-11.3%	5,119	-0.1%
Change in valuation allowance	1,952,580	-21.2%	720,407	-8.9%	2,295,280	-28.1%
Permanent differences	(227,266)	2.64%	166,816	-2.1%	(528,281)	6.5%
Earnings of foreign subsidiary	457,407	-4.9%	-		-
Foreign taxes	88,323	-0.9%	-		-
Other - net	$-		9,531	-0.1%	3,614	-0.0%
Income tax expense (benefit)	$104,948	-1.14%	$90,511	-1.1%	$40,264	-0.5%

FREIGHT TECHNOLOGIES, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 12 – INCOME TAXES (CONTINUED)

At December 31, 2023, 2022 and 2021 the Company had federal net operating losses (“NOLs”) in the amount of $33,069,147, $25,375,000 and $17,817,000 respectively, which are offset by a valuation allowance. These NOLs expire from 2035 to 2042 or have indefinite lives as follows. Under the Tax Cuts & Jobs Act of 2017 (“TCJA”) and the Coronavirus Aid, Relief, and Economic Security Act of 2020 (“CARES Act”), net operating loss deductions are limited to 80% of taxable income for tax years after December 31, 2020.

12/31/2035	$35,945
12/31/2036	836,622
12/31/2037	1,922,017
Indefinite	30,274,563
Total Federal Net Operating Loss Carryforward	$33,069,147

The tax effects of temporary differences and related deferred tax assets and liabilities are as follows:

	December 31, 2023	December 31, 2022
Accrued expenses	$-	$65,011
Fixed and intangible assets	173,462	(54,219)
Allowance for doubtful accounts	53,807	13,884
Stock Options	102,019	-
Warrant amortization	208,103	211,142
Net operating loss - Federal	6,944,521	5,328,850
Net operating loss - States	225,032	189,695
	7,706,944	5,754,363
Less: Valuation allowance	(7,706,944)	(5,754,363)
Net deferred tax asset	$-	$-

The Company has a valuation allowance of $7,706,944 and $5,754,363 as of December 31, 2023 and 2022, respectively. The valuation allowance increased by $1,952,580. In making this determination, the Company is required to give significant weight to evidence that can be objectively verified. It is generally difficult to conclude that a valuation allowance is not needed when there is significant negative evidence, such as cumulative losses in recent years. Forecasts of future taxable income are considered to be less objective than past results.

Income tax expense is recorded using the asset and liability method. Deferred tax assets and liabilities are recognized for the expected future tax consequences attributable to temporary differences between amounts reported for income tax purposes and financial statement purposes, using current tax rates. A valuation allowance is recognized if it is anticipated that some or all of a deferred tax asset will not be realized. The Company must assess the likelihood that its deferred tax assets will be recovered from future taxable income and, to the extent that the Company believes that recovery is not likely, it must establish a valuation allowance. Significant management judgment is required in determining the provision for income taxes, deferred tax assets and liabilities and any valuation allowance recorded against net deferred tax assets.

The Company is subject to taxation in the United States and Mexico. Earnings from non-U.S. activities are subject to local country income tax. None of the Company’s federal, state, or local income tax returns are currently under examination by the United States or respective authorities. The Company’s 2019 to 2022 tax years remain subject to potential examination by the United States and various state and local jurisdictions.

FREIGHT TECHNOLOGIES, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS